Capital structure, Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Equity compensation reserve [Abstract]
Share based payment expensed/capitalised	$ 6,106	$ 4,277	$ 2,626
Foreign currency translation reserve [Abstract]
Foreign currency translation differences for foreign operations	(269)	(45)	(2,523)
Total reserves	(2,447)	(3,098)
Equity compensation reserve [Member]
Equity compensation reserve [Abstract]
Balance at the beginning of period	9,663	7,278
Share based payment expensed/capitalised	6,106	4,277
Fair value of unlisted options exercised	0	0
Fair value of performance rights vested	(5,186)	(1,892)
Balance at the end of the financial period	10,583	9,663	7,278
Foreign currency translation reserve [Member]
Foreign currency translation reserve [Abstract]
Balance at the beginning of period	(12,761)	(12,716)
Foreign currency translation differences for foreign operations	(269)	(45)
Balance at the end of the financial period	$ (13,030)	$ (12,761)	$ (12,716)